[LETTERHEAD OF CLIFFORD CHANCE US LLP]

May 16, 2011

VIA EDGAR

Kevin Rupert, Esq.

Securities & Exchange Commission

Division of Investment Management

100 F Street, N.E.

Washington, DC 20549

Re:       Taiwan Greater China Fund (the “Trust”)

Investment Company Act File No. 811-05617

Dear Mr. Rupert:

On behalf of the Trust, we transmit for filing under the Securities Exchange Act of 1934 and the Investment Company Act of 1940, each as amended, on Form DEF 14A, a definitive copy of the following documents: notice of meeting, proxy statement and form of proxy relating to an annual meeting of stockholders of the Trust.

If you have any questions concerning the foregoing, please call me at (212) 878-3206.

Best Regards,

/s/ Jefferey D. LeMaster

Jefferey D. LeMaster